Changes in the scope of the consolidated financial statements, 2019 (Details) $ in Thousands				12 Months Ended
	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	May 09, 2019 USD ($) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 22, 2019 USD ($)	Nov. 27, 2018	Dec. 31, 2017 USD ($)
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method				$ 139,925	$ 53,419			$ 55,784
Algonquin [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired							16.47%
Asset Acquisition [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method					1
Asset Acquisition [Abstract]
Concessional assets (Note 6)				28,738	155,909
Investments carried under the equity method (Note 7)				113,897
Other non-current assets				25,342
Current assets				1,503	5,646
Deferred tax liabilities (Note 18)				(2,539)	(590)
Other current and non-current liabilities				(1,512)	(3,000)
Non-controlling interests				(92,303)
Asset acquisition - purchase price				(73,126)	(76,604)
Net result of the asset acquisition				0	0
Revenue contributed by the acquisitions				300	1,800
Amount of profit (loss) after tax				500	(300)
Additional revenue amount				2,300	13,300
Additional amount of loss after tax				$ (2,400)	$ (700)
Amherst Island [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW		75	75
Investments carried under the equity method		$ 4,900	$ 4,900
Amherst Island [Member] | Algonquin [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method		92,300
Amherst Island [Member] | AYES Canada [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method		$ 97,200
Monterrey [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW	142
Investments carried under the equity method	$ 16,600
Percentage interest acquired	30.00%
Total investment	$ 42,000
ASI Ops [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method	$ 6,000
Percentage interest acquired	100.00%
Total investment	$ 6,000
ATN2 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method						$ 20,000